Financial Instruments (Details) - Schedule of fair value measurement - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of fair value measurement [Abstract]
Beginning balance	$ 1,476	$ 3,793
Gains included in net loss		845
Transfers out of level 3		(845)
Issuance of convertible debt	1,200	4,670
Issuance of investor warrants	5,151
Total value	7,827	8,463
Financing Facility:
Fair value adjustment	20	(524)
Translation effect	(3)	(99)
Converted to equity on settlement		(1,413)
Fair value adjustments:
TO1 Warrants		(14)
TO2 Warrants	(46)	(1,594)
Translation effect	(1)
Convertible debt	298	(681)
Debt conversion	(2,825)	(2,662)
Ending balance	$ 5,270	$ 1,476